Consolidated Statements Of Common Shareholders' Equity (Deficit) And Noncontrolling Interest (AES Indiana) (Q1) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid In Capital [Member]	Retained Earnings [Member]	Indianapolis Power And Light Company	Indianapolis Power And Light Company Common Stock [Member]	Indianapolis Power And Light Company Paid In Capital [Member]	Indianapolis Power And Light Company Retained Earnings [Member]
Common Stock, Shares, Outstanding at Dec. 31, 2020	108,907,000				17,207,000
Beginning Balance at Dec. 31, 2020	$ 520,988	$ 0	$ 588,966	$ (24,558)	$ 1,424,893	$ 324,537	$ 664,886	$ 435,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	115,969			119,182	147,030
Net Income attributable to noncontrolling interest	0
Cash dividends declared on common stock					(155,700)			(155,700)
Other	$ 106		106		$ 107		107
Common Stock, Shares, Outstanding at Dec. 31, 2021	108,907,000				17,207,000
Ending Balance at Dec. 31, 2021	$ 794,600		848,565	(24,558)	$ 1,691,330		939,993	426,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	93,117			96,626	126,466
Net Income attributable to noncontrolling interest	0
Cash dividends declared on common stock					(127,200)			(127,200)
Other	$ 111		111		$ 114		114
Common Stock, Shares, Outstanding at Dec. 31, 2022	108,907,000				17,207,000	17,207,000
Ending Balance at Dec. 31, 2022	$ 1,090,518		1,068,357	(108)	$ 1,943,710	$ 324,537	1,193,107	426,066
Noncontrolling interests at Dec. 31, 2022	0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	19,115			19,115	28,957			28,957
Net Income attributable to noncontrolling interest	0				0
Cash dividends declared on common stock					(41,600)			(41,600)
Other	$ 31		31		30		30
Common Stock, Shares, Outstanding at Mar. 31, 2023	108,907,000					17,207,000
Ending Balance at Mar. 31, 2023			1,056,108	(108)	1,931,097	$ 324,537	1,193,137	413,423
Noncontrolling interests at Mar. 31, 2023					$ 0
Common Stock, Shares, Outstanding at Dec. 31, 2022	108,907,000				17,207,000	17,207,000
Beginning Balance at Dec. 31, 2022	$ 1,090,518		1,068,357	(108)	$ 1,943,710	$ 324,537	1,193,107	426,066
Noncontrolling interests at Dec. 31, 2022	0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	83,120			83,120	116,190
Net Income attributable to noncontrolling interest	(26,093)				(26,093)
Cash dividends declared on common stock					(140,200)			(140,200)
Other	$ 92		92		$ 92		92
Common Stock, Shares, Outstanding at Dec. 31, 2023	108,907,318				17,206,630	17,207,000
Ending Balance at Dec. 31, 2023	$ 1,129,722		1,021,992	25,182	$ 1,919,792	$ 324,537	1,193,199	402,056
Noncontrolling interests at Dec. 31, 2023	53,254				53,254
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	17,162				25,836			25,836
Net Income attributable to noncontrolling interest	(2,552)				(2,552)
Cash dividends declared on common stock					(27,099)			(27,099)
Distributions to noncontrolling interests	(52)				(52)
Other	$ 26		26		$ 25		25
Common Stock, Shares, Outstanding at Mar. 31, 2024	108,907,000				17,206,630	17,207,000
Ending Balance at Mar. 31, 2024	$ 1,124,972		$ 1,022,018	$ 15,624	$ 1,918,554	$ 324,537	$ 1,193,224	$ 400,793
Noncontrolling interests at Mar. 31, 2024	$ 50,650				$ 50,650